Schedule of investments
Nomura High Income Fund
December 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 6.76%
720 East CLO Series 2022-1A ER 144A 9.784% (TSFR03M + 5.90%, Floor 5.90%) 1/20/38 #, •	2,800,000	$ 2,820,555
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 8.034% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	1,000,000	998,623
Series 2017-1A ERR 144A 11.384% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	2,000,000	2,015,868

AGL CLO 3 Series 2020-3A ER 144A 9.568% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	2,500,000	2,334,620
AGL CLO 32 Series 2024-32A E 144A 9.62% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	2,000,000	1,986,470
AIMCO CLO 15 Series 2021-15A ER 144A 8.482% (TSFR03M + 4.60%, Floor 4.60%) 4/17/38 #, •	2,000,000	1,969,262
AIMCO CLO 18 Series 2022-18A ER 144A 9.384% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	850,000	846,736
AIMCO CLO 19 Series 2024-19A E 144A 9.325% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •	2,100,000	2,100,107
AMMC CLO 23 Series 2020-23A D2R3 144A 8.782% (TSFR03M + 4.90%, Floor 4.90%) 7/17/38 #, •	2,000,000	2,027,050
ARES Loan Funding III Series 2022-ALF3A ER 144A 9.958% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	1,000,000	989,859
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 7.734% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,750,000	$ 1,753,640
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.198% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	2,000,000	1,974,482
Ballyrock CLO 18 Series 2021-18A DR 144A 9.655% (TSFR03M + 5.75%, Floor 5.75%) 4/15/38 #, •	3,000,000	2,908,764
Ballyrock CLO 25 Series 2023-25A DR 144A 8.658% (TSFR03M + 4.80%, Floor 4.80%) 1/25/38 #, •	3,000,000	2,960,184
Barings CLO
Series 2018-2A ER 144A 10.805% (TSFR03M + 6.90%, Floor 6.90%) 7/15/36 #, •	1,800,000	1,790,050
Series 2024-2A E 144A 9.805% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	2,100,000	2,096,258
Series 2024-5A D2 144A 8.005% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	2,500,000	2,504,437

BBAM US CLO III Series 2023-3A DR 144A 9.142% (TSFR03M + 5.20%, Floor 5.20%) 10/15/38 #, •	3,550,000	3,497,194
Bear Mountain Park CLO Series 2022-1A ER 144A 9.855% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	1,500,000	1,482,972
Benefit Street Partners CLO Series 2015-6BR ER 144A 8.634% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	2,185,000	2,113,760
NQ- IV009 [1225] 0226 (5191660)    1

Schedule of investments
Nomura High Income Fund
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 10.155% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	2,500,000	$ 2,502,065
Brookhaven Park CLO Series 2024-1A E 144A 10.384% (TSFR03M + 6.50%, Floor 6.50%) 4/19/37 #, •	3,500,000	3,476,714
Carlyle US CLO
Series 2024-1A E 144A 10.825% (TSFR03M + 6.92%, Floor 6.92%) 4/15/37 #, •	3,100,000	3,104,538
Series 2024-5A E 144A 9.508% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •	1,600,000	1,604,544

Carlyle US CLO Series 2021-11A ER 144A 10.358% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	2,000,000	1,973,030
CBAMR Series 2021-15A ER 144A 9.384% (TSFR03M + 5.50%, Floor 5.50%) 1/20/38 #, •	3,000,000	2,934,597
Cedar Funding IX CLO Series 2018-9A ER 144A 11.414% (TSFR03M + 7.53%, Floor 7.53%) 7/20/37 #, •	2,000,000	2,009,964
Clover CLO Series 2021-3A ER 144A 8.758% (TSFR03M + 4.90%, Floor 4.90%) 1/25/35 #, •	2,280,000	2,259,359
Dryden CLO 109 Series 2022-109A ER 144A 9.255% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	3,500,000	3,454,006
Elmwood CLO 17 Series 2022-4A ER 144A 9.582% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	2,000,000	1,977,084
Elmwood CLO IX Series 2021-2A ER 144A 8.534% (TSFR03M + 4.65%, Floor 4.65%) 4/20/38 #, •	2,500,000	2,435,038
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Empower CLO Series 2022-1A ER 144A 9.784% (TSFR03M + 5.90%, Floor 5.90%) 10/20/37 #, •	2,750,000	$ 2,695,715
Golub Capital Partners CLO 62B Series 2022-62A ER 144A 10.305% (TSFR03M + 6.40%, Floor 6.40%) 10/15/37 #, •	1,150,000	1,138,943
Golub Capital Partners CLO 76 B Series 2024-76A E 144A 9.608% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	1,150,000	1,154,261
Invesco US CLO
Series 2023-4A E 144A 11.894% (TSFR03M + 8.01%, Floor 8.01%) 1/18/37 #, •	1,200,000	1,196,983
Series 2024-3A E 144A 10.384% (TSFR03M + 6.50%, Floor 6.50%) 7/20/37 #, •	3,500,000	3,498,971

KKR CLO 27 Series 27A ER2 144A 10.155% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	3,450,000	3,298,493
Madison Park Funding XXX Series 2018-30A ER 144A 10.294% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	2,100,000	2,064,470
Magnetite XLV Series 2025-45A E 144A 8.405% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	2,500,000	2,477,670
Morgan Stanley Eaton Vance CLO Series 2025-21A E 144A 8.605% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	1,090,000	1,066,611

2    NQ- IV009 [1225] 0226 (5191660)

	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Neuberger Berman CLO XX Series 2015-20A ER3 144A 8.655% (TSFR03M + 4.75%, Floor 4.75%) 4/15/39 #, •	3,250,000	$ 3,200,337
Neuberger Berman Loan Advisers CLO 59 Series 2024-59A D2 144A 7.66% (TSFR03M + 3.80%, Floor 3.80%) 1/23/39 #, •	1,100,000	1,094,489
Oaktree CLO
Series 2019-3A ER2 144A 10.634% (TSFR03M + 6.75%, Floor 6.75%) 1/20/38 #, •	3,300,000	3,247,111
Series 2020-1A ERR 144A 8.905% (TSFR03M + 5.00%, Floor 5.00%) 1/15/38 #, •	2,800,000	2,730,832

OCP CLO Series 2019-17A ER2 144A 10.134% (TSFR03M + 6.25%, Floor 6.25%) 7/20/37 #, •	3,200,000	3,196,928
OFSI BSL XIV CLO Series 2024-14A E 144A 11.624% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	2,000,000	1,969,548
OHA Credit Funding
Series 2021-9A ER 144A 9.384% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •	2,550,000	2,557,423
Series 2022-11A ER 144A 9.284% (TSFR03M + 5.40%, Floor 5.40%) 7/19/37 #, •	2,200,000	2,198,084
Palmer Square CLO
Series 2018-1A DR 144A 10.824% (TSFR03M + 6.94%, Floor 6.94%) 4/18/37 #, •	1,000,000	997,975
Series 2024-2A D2 144A 8.675% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	2,500,000	2,502,175

Park Blue CLO Series 2022-1A ER 144A 10.974% (TSFR03M + 7.09%, Floor 7.09%) 10/20/37 #, •	2,100,000	2,092,511
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

RR Series 2024-28RA DR 144A 10.905% (TSFR03M + 7.00%, Floor 7.00%) 4/15/37 #, •	1,800,000	$ 1,800,902
Sculptor CLO XXXIII Series 33A D1A 144A 7.284% (TSFR03M + 3.40%, Floor 3.40%) 7/20/37 #, •	1,500,000	1,502,559
Silver Point CLO 5 Series 2024-5A E 144A 10.284% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	2,700,000	2,705,635
Sound Point CLO Series 2025-1RA E 144A 11.469% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	1,600,000	1,580,061
Storm King Park CLO Series 2022-1A ER 144A 10.055% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	2,850,000	2,817,424
Symphony CLO 39 Series 2023-39A ER 144A 9.358% (TSFR03M + 5.50%, Floor 5.50%) 1/25/38 #, •	3,750,000	3,701,501
TCW CLO Series 2024-3A E 144A 10.484% (TSFR03M + 6.60%, Floor 6.60%) 10/20/37 #, •	2,300,000	2,293,769
TCW CLO
Series 2022-1A ER 144A 10.384% (TSFR03M + 6.50%, Floor 6.50%) 1/20/38 #, •	2,000,000	1,980,526
Series 2024-2A E 144A 11.132% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	2,500,000	2,476,513

Wellfleet CLO Series 2022-1A ER 144A 11.655% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	2,500,000	2,388,200
Total Collateralized Loan Obligations (cost $138,494,337)		136,528,450

NQ- IV009 [1225] 0226 (5191660)    3

Schedule of investments
Nomura High Income Fund
	Principal amount°	Value (US $)

Convertible Bond — 1.31%
Leisure — 1.31%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 <<, =, >>, π	26,049,124	$ 26,568,218
Total Convertible Bond (cost $25,830,323)		26,568,218

Corporate Bonds — 80.80%
Automotive — 4.15%
American Axle & Manufacturing 144A 7.75% 10/15/33 #	2,390,000	2,435,741
Clarios Global
144A 6.75% 2/15/30 #	9,628,000	10,076,280
144A 6.75% 9/15/32 #	5,555,000	5,763,799

Garrett Motion Holdings 144A 7.75% 5/31/32 #	19,248,000	20,471,572
Goodyear Tire & Rubber 6.625% 7/15/30	8,110,000	8,310,966
Nissan Motor 144A 8.125% 7/17/35 #	4,475,000	4,759,263
Phinia 144A 6.625% 10/15/32 #	6,498,000	6,752,786
Wand NewCo 3 144A 7.625% 1/30/32 #	13,368,000	14,154,439
ZF North America Capital 144A 7.50% 3/24/31 #	10,990,000	11,115,967
		83,840,813
Banking — 3.18%
Banco Santander 8.00% 2/1/34 μ, ψ	19,200,000	21,632,820
Bank of Montreal 7.70% 5/26/84 μ	10,435,000	11,086,705
Barclays 9.625% 12/15/29 μ, ψ	18,050,000	20,523,049
Royal Bank of Canada 6.50% 11/24/85 μ	11,010,000	10,971,498
		64,214,072
Basic Industry — 5.50%
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	5,690,000	6,007,382
Arsenal AIC Parent 144A 8.00% 10/1/30 #	10,935,000	11,617,462
Celanese US Holdings 7.375% 2/15/34	10,274,000	10,444,809
Cleveland-Cliffs
144A 7.00% 3/15/32 #	8,930,000	9,164,417
144A 7.625% 1/15/34 #	6,850,000	7,163,634

K Hovnanian Enterprises 144A 8.375% 10/1/33 #	7,665,000	7,795,761
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

Mineral Resources 144A 9.25% 10/1/28 #	3,455,000	$ 3,629,133
NOVA Chemicals 144A 9.00% 2/15/30 #	12,770,000	13,651,322
Olympus Water US Holding
144A 7.25% 6/15/31 #	2,640,000	2,712,106
144A 7.25% 2/15/33 #	11,290,000	11,356,065

Quikrete Holdings 144A 6.75% 3/1/33 #	12,800,000	13,375,759
Standard Building Solutions 144A 6.50% 8/15/32 #	13,825,000	14,243,151
		111,161,001
Capital Goods — 7.73%
Amentum Holdings 144A 7.25% 8/1/32 #	10,945,000	11,543,462
Arcosa 144A 6.875% 8/15/32 #	6,865,000	7,263,132
Bombardier
144A 7.00% 6/1/32 #	4,945,000	5,231,271
144A 7.25% 7/1/31 #	6,805,000	7,260,241
144A 8.75% 11/15/30 #	5,590,000	6,046,468

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,512,000	10,694,951
Goat Holdco 144A 6.75% 2/1/32 #	6,220,000	6,393,289
Manitowoc 144A 9.25% 10/1/31 #	6,840,000	7,355,394
Mauser Packaging Solutions Holding
144A 7.875% 4/15/30 #	9,035,000	8,972,075
144A 9.25% 4/15/30 #	13,205,000	12,742,825

Sealed Air 144A 7.25% 2/15/31 #	3,565,000	3,716,840
Terex 144A 6.25% 10/15/32 #	13,020,000	13,367,712
Toucan FinCo 144A 9.50% 5/15/30 #	3,884,000	3,882,200
TransDigm
144A 6.625% 3/1/32 #	10,260,000	10,687,524
144A 6.875% 12/15/30 #	24,815,000	25,981,968
Trivium Packaging Finance
144A 8.25% 7/15/30 #	2,304,000	2,471,618
144A 12.25% 1/15/31 #	9,701,000	10,534,280

VoltaGrid 144A 7.375% 11/1/30 #	2,116,000	2,097,444
		156,242,694
Consumer Goods — 1.53%
Cerdia Finanz 144A 9.375% 10/3/31 #	13,700,000	14,230,875

4    NQ- IV009 [1225] 0226 (5191660)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods (continued)
Fiesta Purchaser
144A 7.875% 3/1/31 #	6,406,000	$ 6,710,106
144A 9.625% 9/15/32 #	9,560,000	10,042,933
		30,983,914
Electric — 4.69%
California Buyer 144A 6.375% 2/15/32 #	9,177,000	9,212,001
Lightning Power 144A 7.25% 8/15/32 #	16,700,000	17,767,397
NRG Energy 144A 6.25% 11/1/34 #	13,570,000	13,949,349
Vistra
144A 7.00% 12/15/26 #, μ, ψ	32,965,000	33,663,980
144A 8.00% 10/15/26 #, μ, ψ	17,255,000	17,755,606

XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	2,270,000	2,386,760
		94,735,093
Energy — 9.45%
Archrock Partners 144A 6.625% 9/1/32 #	7,980,000	8,235,560
Civitas Resources 144A 9.625% 6/15/33 #	10,970,000	11,851,365
Crescent Energy Finance 144A 8.375% 1/15/34 #	5,154,000	5,122,818
Genesis Energy
7.75% 2/1/28	6,520,000	6,550,913
7.875% 5/15/32	3,320,000	3,463,208

Gulfport Energy Operating 144A 6.75% 9/1/29 #	13,705,000	14,170,024
Hilcorp Energy I
144A 6.00% 2/1/31 #	2,330,000	2,224,012
144A 6.25% 4/15/32 #	10,220,000	9,656,692
144A 7.25% 2/15/35 #	11,435,000	10,874,423

Matador Resources 144A 6.25% 4/15/33 #	9,555,000	9,604,208
Nabors Industries
144A 8.875% 8/15/31 #	2,821,000	2,738,562
144A 9.125% 1/31/30 #	5,178,000	5,433,017

NGL Energy Operating 144A 8.375% 2/15/32 #	13,785,000	14,284,293
Noble Finance II 144A 8.00% 4/15/30 #	10,295,000	10,702,308
Permian Resources Operating
144A 7.00% 1/15/32 #	4,495,000	4,701,776
144A 9.875% 7/15/31 #	2,090,000	2,253,655

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

SESI 144A 7.875% 9/30/30 #	2,175,000	$ 2,142,605
SM Energy 144A 7.00% 8/1/32 #	6,074,000	5,974,985
Transocean International
144A 7.875% 10/15/32 #	10,047,000	10,540,670
144A 8.50% 5/15/31 #	5,610,000	5,560,581

USA Compression Partners 144A 7.125% 3/15/29 #	5,582,000	5,780,616
Venture Global LNG 144A 9.875% 2/1/32 #	17,015,000	17,588,361
Venture Global Plaquemines LNG 144A 7.75% 5/1/35 #	7,980,000	8,741,998
Vital Energy 144A 7.875% 4/15/32 #	12,905,000	12,723,866
		190,920,516
Financial Services — 6.10%
Azorra Finance 144A 7.75% 4/15/30 #	13,970,000	14,805,183
Block 6.50% 5/15/32	10,420,000	10,842,166
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	10,900,000	11,131,581
Focus Financial Partners 144A 6.75% 9/15/31 #	13,172,000	13,550,018
FTAI Aviation Investors 144A 7.00% 6/15/32 #	13,995,000	14,723,062
Jefferies Finance 144A 6.625% 10/15/31 #	13,600,000	13,394,233
OneMain Finance
6.625% 5/15/29	9,277,000	9,620,193
7.125% 9/15/32	2,849,000	2,963,446
PennyMac Financial Services
144A 6.875% 5/15/32 #	5,840,000	6,117,078
144A 6.875% 2/15/33 #	8,960,000	9,360,088
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	2,775,000	2,848,743
144A 7.125% 8/10/34 #, μ, ψ	9,500,000	9,740,821

UWM Holdings 144A 6.625% 2/1/30 #	4,054,000	4,107,712
		123,204,324
Healthcare — 4.33%
1261229 BC 144A 10.00% 4/15/32 #	5,295,000	5,510,861
AthenaHealth Group 144A 6.50% 2/15/30 #	10,920,000	10,896,418
NQ- IV009 [1225] 0226 (5191660)    5

Schedule of investments
Nomura High Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
CHS
144A 6.125% 4/1/30 #	3,563,000	$ 2,858,037
144A 6.875% 4/15/29 #	3,555,000	3,167,327
144A 9.75% 1/15/34 #	8,175,000	8,596,655

GENMAB 144A 7.25% 12/15/33 #	2,015,000	2,118,273
Global Medical Response 144A 7.375% 10/1/32 #	6,231,000	6,488,831
LifePoint Health 144A 11.00% 10/15/30 #	5,395,000	5,923,089
National Mentor Holdings 144A 10.50% 12/15/30 #	1,448,000	1,457,018
Organon & Co. 144A 5.125% 4/30/31 #	11,228,000	9,307,282
Paradigm Parent and Paradigm Parent CO-Issuer 144A 8.75% 4/17/32 #	2,400,000	2,176,464
Radiology Partners 144A 8.50% 7/15/32 #	3,735,000	3,906,390
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	10,235,000	10,556,184
Surgery Center Holdings 144A 7.25% 4/15/32 #	14,265,000	14,446,427
		87,409,256
Insurance — 5.15%
Ardonagh Finco 144A 7.75% 2/15/31 #	16,665,000	17,482,832
Howden UK Refinance
144A 7.25% 2/15/31 #	9,350,000	9,634,652
144A 8.125% 2/15/32 #	8,375,000	8,652,313
HUB International
144A 7.25% 6/15/30 #	5,860,000	6,155,814
144A 7.375% 1/31/32 #	13,935,000	14,634,244

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	21,010,000	22,035,351
Panther Escrow Issuer 144A 7.125% 6/1/31 #	13,925,000	14,438,526
USI 144A 7.50% 1/15/32 #	10,450,000	10,965,488
		103,999,220
Leisure — 1.98%
Caesars Entertainment
144A 6.50% 2/15/32 #	6,890,000	7,061,969
144A 7.00% 2/15/30 #	8,210,000	8,506,603

Light & Wonder International 144A 7.25% 11/15/29 #	6,265,000	6,437,859
Lindblad Expeditions 144A 7.00% 9/15/30 #	2,205,000	2,301,259
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #	3,226,000	3,371,338
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)

Six Flags Entertainment 144A 6.625% 5/1/32 #	8,435,000	$ 8,510,948
Voyager Parent 144A 9.25% 7/1/32 #	3,500,000	3,716,058
		39,906,034
Media — 8.53%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	6,684,000	5,469,384
AMC Networks 144A 10.25% 1/15/29 #	5,730,000	6,012,443
CCO Holdings 144A 6.375% 9/1/29 #	24,785,000	25,138,206
Cimpress 144A 7.375% 9/15/32 #	9,505,000	9,707,017
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	6,155,000	6,506,581
CMG Media 144A 8.875% 6/18/29 #	14,477,000	12,449,641
CSC Holdings
144A 4.50% 11/15/31 #	10,380,000	6,356,089
144A 5.00% 11/15/31 #	10,946,000	3,918,883

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	18,686,000	5,138,650
Directv Financing 144A 8.875% 2/1/30 #	2,530,000	2,565,928
Gray Media
144A 5.375% 11/15/31 #	13,758,000	10,328,887
144A 7.25% 8/15/33 #	4,905,000	5,015,013

McGraw-Hill Education 144A 7.375% 9/1/31 #	16,282,000	17,190,894
Midcontinent Communications 144A 8.00% 8/15/32 #	13,065,000	13,389,992
Snap 144A 6.875% 3/1/33 #	12,620,000	13,087,384
Stagwell Global 144A 5.625% 8/15/29 #	14,375,000	14,028,748
Univision Communications
144A 7.375% 6/30/30 #	8,345,000	8,511,867
144A 9.375% 8/1/32 #	5,650,000	6,076,733

Versant Media Group 144A 7.25% 1/30/31 #	1,352,000	1,395,608
		172,287,948
Non-Electric Utilities — 0.18%
AmeriGas Partners 144A 9.50% 6/1/30 #	3,495,000	3,725,604
		3,725,604
Real Estate — 0.70%
Brandywine Operating Partnership 8.875% 4/12/29	2,265,000	2,442,922

6    NQ- IV009 [1225] 0226 (5191660)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Real Estate (continued)
Outfront Media Capital 144A 7.375% 2/15/31 #	2,335,000	$ 2,472,940
RHP Hotel Properties 144A 7.25% 7/15/28 #	2,390,000	2,466,148
Service Properties Trust 8.875% 6/15/32	2,500,000	2,468,257
Starwood Property Trust 144A 6.50% 7/1/30 #	4,116,000	4,307,900
		14,158,167
Retail — 4.86%
Bath & Body Works
6.875% 11/1/35	22,735,000	23,023,919
6.95% 3/1/33	1,347,000	1,338,959

Beach Acquisition Bidco PIK 144A 10.00% 7/15/33 #, «	7,705,000	8,511,197
Carvana
PIK 144A 9.00% 6/1/30 #, >	5,122,650	5,375,683
PIK 144A 9.00% 6/1/31 #, >>	5,475,942	6,182,935

eG Global Finance 144A 12.00% 11/30/28 #	2,180,000	2,371,844
Magnera 144A 7.25% 11/15/31 #	18,481,000	18,161,371
PetSmart
144A 7.50% 9/15/32 #	3,350,000	3,413,280
144A 10.00% 9/15/33 #	2,230,000	2,299,324

Rakuten Group 144A 11.25% 2/15/27 #	4,520,000	4,836,854
Victra Holdings 144A 8.75% 9/15/29 #	16,325,000	17,304,141
William Carter 144A 7.375% 2/15/31 #	5,108,000	5,287,556
		98,107,063
Services — 4.22%
Albion Financing 1 144A 7.00% 5/21/30 #	5,725,000	5,998,401
Herc Holdings
144A 7.00% 6/15/30 #	3,810,000	4,012,019
144A 7.25% 6/15/33 #	2,595,000	2,753,228

QXO Building Products 144A 6.75% 4/30/32 #	2,891,000	3,021,727
Resideo Funding 144A 6.50% 7/15/32 #	11,765,000	12,056,572
S&S Holdings 144A 8.375% 10/1/31 #	5,390,000	5,169,532
Staples 144A 10.75% 9/1/29 #	13,525,000	13,463,336
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	4,125,000	4,286,794
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)

Waste Pro USA 144A 7.00% 2/1/33 #	6,300,000	$ 6,500,438
White Cap Supply Holdings 144A 7.375% 11/15/30 #	18,370,000	19,072,899
Williams Scotsman 144A 6.625% 4/15/30 #	8,510,000	8,825,755
		85,160,701
Technology & Electronics — 3.09%
Capstone Borrower 144A 8.00% 6/15/30 #	4,890,000	5,040,973
Cipher Compute 144A 7.125% 11/15/30 #	3,112,000	3,173,409
Cloud Software Group
144A 6.50% 3/31/29 #	6,085,000	6,168,656
144A 9.00% 9/30/29 #	11,640,000	12,131,213

CommScope 144A 8.25% 3/1/27 #	2,720,000	2,743,041
CoreWeave 144A 9.00% 2/1/31 #	2,230,000	2,046,627
ION Platform Finance US 144A 7.875% 9/30/32 #	10,900,000	10,356,169
UKG 144A 6.875% 2/1/31 #	12,225,000	12,576,994
WULF Compute 144A 7.75% 10/15/30 #	4,024,000	4,148,778
Zebra Technologies 144A 6.50% 6/1/32 #	3,950,000	4,094,151
		62,480,011
Telecommunications — 5.43%
Connect Finco 144A 9.00% 9/15/29 #	14,985,000	15,913,908
Digicel International Finance 144A 8.625% 8/1/32 #	5,655,000	5,871,429
Frontier Communications Holdings 144A 6.75% 5/1/29 #	17,150,000	17,290,932
Iliad Holding 144A 8.50% 4/15/31 #	20,110,000	21,656,439
Rogers Communications 7.125% 4/15/55 μ	10,860,000	11,441,484
Sable International Finance 144A 7.125% 10/15/32 #	13,695,000	13,891,003
Vmed O2 UK Financing I 144A 7.75% 4/15/32 #	11,765,000	12,275,013
VZ Secured Financing 144A 7.50% 1/15/33 #	5,500,000	5,577,318
Windstream Services 144A 7.50% 10/15/33 #	5,678,000	5,825,389
		109,742,915
Total Corporate Bonds (cost $1,607,323,886)		1,632,279,346

NQ- IV009 [1225] 0226 (5191660)    7

Schedule of investments
Nomura High Income Fund
	Principalamount°	Value (US $)

Loan Agreements — 7.89%
Automotive — 0.55%
Clarios Global 6.466% (SOFR01M + 2.75%) 1/28/32 •	4,867,800	$ 4,886,054
Tenneco Tranche B 8.772% - 8.989% (SOFR03M + 5.10%) 11/17/28 •	6,295,000	6,199,858
		11,085,912
Basic Industry — 1.13%
Form Technologies 9.62% (SOFR03M + 5.75%) 7/19/30 •	5,840,650	5,285,788
Hunter Douglas Holding Tranche B-1 6.672% (SOFR03M + 3.00%) 1/17/32 •	7,488,679	7,542,508
Ineos Quattro Holdings UK Tranche B 7.966% (SOFR01M + 4.25%) 10/7/31 •	6,481,025	4,407,097
Usalco 7.216% (SOFR01M + 3.50%) 9/30/31 •	5,614,176	5,643,999
		22,879,392
Capital Goods — 0.74%
Clydesdale Acquisition Holdings Tranche B 6.966% (SOFR01M + 3.25%) 4/1/32 •	2,559,114	2,560,048
Lsf12 Crown US Commercial Bidco 7.373% (SOFR01M + 3.50%) 12/2/31 •	7,199,978	7,258,478
SunSource Borrower 7.816% (SOFR01M + 4.10%) 3/25/31 •	5,105,648	5,110,437
		14,928,963
Healthcare — 2.39%
Bausch & Lomb 7.966% (SOFR01M + 4.25%) 1/15/31 •	13,754,066	13,835,738
Cotiviti 7.625% 5/1/31	14,040,000	13,645,125
Heartland Dental 7.466% (SOFR01M + 3.75%) 8/25/32 •	20,707,505	20,817,503
		48,298,366
Leisure — 0.25%
Scientific Games Holdings 6.934% (SOFR03M + 3.00%) 4/4/29 •	5,176,676	5,093,202
		5,093,202
	Principalamount°	Value (US $)

Loan Agreements (continued)
Media — 0.23%
DirectV Financing Tranche B 9.34% (SOFR03M + 5.50%) 2/17/31 •	3,374,800	$ 3,379,808
Univision Communications 1st Lien 7.922% (SOFR03M + 4.25%) 6/24/29 •	1,129,265	1,133,029
		4,512,837
Retail — 0.35%
Flynn Restaurant Group 7.466% (SOFR01M + 3.75%) 1/28/32 •	7,068,585	7,107,243
		7,107,243
Technology & Electronics — 2.25%
Applied Systems 2nd Lien 8.172% (SOFR03M + 4.50%) 2/23/32 •	13,310,000	13,562,890
Clover Holdings 2 7.75% 12/9/31	14,770,775	14,733,848
Commscope 8.466% (SOFR01M + 4.75%) 12/17/29 •	12,315,000	12,356,563
Icon Parent I 8.841% (SOFR03M + 5.00%) 11/12/32 •	4,813,000	4,837,065
		45,490,366
Total Loan Agreements (cost $160,967,198)		159,396,281
	Number of shares
Common Stocks — 1.45%♣
Consumer Discretionary — 1.00%
ASG Warrant =, †, π	19,688	0
Studio City International Holdings ADR †	5,668,119	20,121,823
		20,121,823
Energy — 0.04%
BIS Industries Holdings <<, =, †, π	19,682,813	300,005
Maritime Finance =	1,750,000	559,623
Sabine Oil & Gas Holdings <<, =, †	5,385	6,671
Westmoreland Coal <<, =, †, π	4,238	3,179
		869,478

8    NQ- IV009 [1225] 0226 (5191660)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials — 0.41%
New Cotai <<, =, †, π	20,316,462	$ 8,288,527
		8,288,527
Total Common Stocks (cost $78,541,956)		29,279,828

Total Value of Securities—98.21% (cost $2,011,157,700)		1,984,052,123
Receivables and Other Assets Net of Liabilities—1.79%		36,182,314
Net Assets Applicable to 338,779,034 Shares Outstanding—100.00%		$2,020,234,437
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $1,611,682,482, which represents 79.78% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
<<	Affiliated company.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
«	PIK. The first payment of cash and/or principal will be made after December 31, 2025.
>	PIK. 100% of the income received was in the form of cash.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
X	This loan will settle after December 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $35,159,929, which represented 1.73% of the Fund’s net assets. See Note 11 in “Notes to financial statements” and the table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$1,206,000	$0
BIS Industries Holdings	12/22/17	1,852,487	300,005
New Cotai	9/29/20	10,955,614	8,288,527
New Cotai PIK	2/7/22	25,830,323	26,568,218
Westmoreland Coal	3/15/19	3,179	3,179
Total		$39,847,603	$35,159,929
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at December 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Usalco TBD 9/30/31 X	$584,258	$587,362	$584,258	$3,104
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
NQ- IV009 [1225] 0226 (5191660)    9

Schedule of investments
Nomura High Income Fund
Summary of abbreviations: (continued)
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
10    NQ- IV009 [1225] 0226 (5191660)